Annual Fund Operating Expenses - Class B - DWS CROCI US VIP - Class B	May 01, 2021
Operating Expenses:
Management fee	0.60%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual fund operating expenses	1.12%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%

[1]	“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2020.